United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          April 30, 2002

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:      $168,837
                                            (thousands)
List of Other Included Managers:  NONE


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    9,842,000  574,190.00 X                                  6,000 132,875 435,315
BP PLC SPONS ADR         COM       055622104      425,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    1,139,000   21,824.00 X                                                 21,824
BANKAMERICA              COM       060505104      283,000    4,165.00 X                                                  4,165
GILLETTE CO              COM       375766102      206,000    6,058.00 X                                                  6,058
CENTERPOINT PROPERTIES   COM       151895109      354,000    6,550.00 X                                          4,000   2,550
COMMERCE BANCSHARES      COM       200525103      259,000    5,865.00 X                                          3,240   2,625
AMERICAN INTL GRP        COM       026874107      220,000    3,052.00 X                                    100           2,952
DEVON ENERGY CO          COM       25179M103   11,436,000  236,911.00 X                                  2,250  54,101 180,560
EXPRESS SCRIPTS          COM       302182100   18,143,000  315,035.00 X                                  2,950  70,300 241,785
APPLIED HEALTHCARE PROD  COM       019222108       48,000   10,000.00 X                                         10,000
MERCK                    COM       589331107      737,000   12,796.00 X                                                 12,796
GENERAL ELEC             COM       369604103    1,272,000   33,959.00 X                                                 33,959
MICROSOFT CORP           COM       594918104      445,000    7,378.00 X                                                  7,378
   COLUMN TOTALS                               44,809,000

                                Page 2 of 8

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101   10,224,000  139,858.00 X                                  1,425  34,727 103,706
VERIZON                  COM       92343V104      264,000    5,726.00 X                                                  5,726
CONVERGYS CORP           COM       212485106    6,017,000  203,480.00 X                                  1,875  45,850 155,755
INTL SPEEDWAY CORP CL B  COM       460335300      705,000   15,500.00 X                                                 15,500
MISSISSIPPI VY BANCSHS   COM       605720101    3,427,000   85,250.00 X                                                 85,250
BELLSOUTH CORP           COM       079860102      222,000    6,014.00 X                                                  6,014
NAVIGATORS GROUP INC     COM       638904102    3,520,000  138,600.00 X                                    900  25,100 112,600
PAXAR CORP               COM       704227107    5,573,000  324,597.00 X                                  3,575  81,418 239,604
CITIGROUPINC             COM       172967101      350,000    7,074.00 X                                                  7,074
PROCTOR & GAMBLE CO.     COM       742718109      300,000    3,334.00 X                                                  3,334
SCHLUMBERGER LTD         COM       806857108    2,956,000   50,252.00 X                                         14,964  35,288
WEST TELESERVICES CORP   COM       952355105   13,415,000  423,993.00 X                                  4,350  97,500 322,143
WILLIAMS CO INC          COM       969457100    4,962,000  210,613.00 X                                  2,200  39,480 168,933
NESTLES SA ADR           COM       641069406      222,000    4,000.00 X                                                  4,000
   COLUMN TOTALS                               52,157,000

                                  Page 3 of 8

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STATE STREET CORP        COM       857477103      250,000    4,520.00 X                                                  4,520
ENTERBANK HLDG INC       COM       293538102      343,000   34,436.00 X                                          2,436  32,000
EXXON MOBIL CORP         COM       30231G102      711,000   16,231.00 X                                                 16,231
TRANSOCEAN SEDCO FOREX   COM       G90078109      440,000   13,248.00 X                                          3,216  10,032
MATTEL INC               COM       577081102      444,000   21,313.00 X                                    425   1,500  19,388
STRAYER EDUCATION INC    COM       863236105   29,715,000  605,203.00 X                                  7,675 139,303 458,225
TALX CORP                COM       874918105      187,000   11,687.00 X                                                 11,687
IRON MOUNTAIN            COM       462846106   12,732,000  401,382.00 X                                  4,086  91,556 305,740
SBC COMMUNICATIONS       COM       78387G103      561,000   14,993.00 X                                                 14,993
ZEBRA TECHNOLOGIES       COM       989207105    7,038,000  130,099.00 X                                  1,600  31,245  97,254
INTEL CORP               COM       468140100      269,000    8,855.00 X                                  1,300   1,600   5,955
INTL SPEEDWAY CORP CL A  COM       460335201   11,687,000  255,725.00 X                                  2,350  63,875 189,500
FIRST DATA CORP          COM       319963104      570,000    6,536.00 X                                                  6,536
JOHNSON & JOHNSON        COM       478160104      441,000    6,786.00 X                                                  6,786
   COLUMN TOTALS                               65,388,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
PFIZER INC               COM       717081103      854,000   21,479.00 X                                                 21,479
K MART CORP              COM       482584109       18,000   11,000.00 X                                                 11,000
TRI CONTINENTAL CORP     COM       895436103      235,000   12,157.00 X                                                 12,157
US BANCORP               COM       902973304      208,000    9,198.00 X                                                  9,198
   COLUMN TOTALS                                1,315,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   224,000      8,000.00  X                                                 8,000
PFD TENN VY AUTH PWR     PFD       880591409   252,000     10,000.00  X                                                10,000
   COLUMN TOTALS                               476,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
VANGUARD INDEX TR 500
PORT                     MF        922908405     204,000    1,930.00  X                                           385   1,545
VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     276,000   26,487.00  X                                                26,487
SELIGMAN TAX FREE MO     MF        816346878     404,000   53,379.00  X                                                53,379
S&P MIDCAP 400 INDEX     MF        464287507   1,098,000   10,175.00  X                                         2,885   7,290
S&P 500 INDEX            MF        464287200     757,000    6,610.00  X                                                 6,610
VANGUARD INDEX TR VALUE  MF        922908405     408,000   21,405.00  X                                                21,405
PORT
BRANDES INSTIT INTL EQ   MF        105262703     306,000   19,544.00  X                                        19,544
FD
SPDR UNIT TR SR 1        MF        78462F103     333,000    2,907.00  X                                         2,907
LARGE CAP VALUE INDEX    MF        464287408     562,000   10,041.00  X                                         4,341   5,700
FIDELITY US EQ INDEX     MF        315911206     344,000    8,465.00  X                                                 8,465
   COLUMN TOTALS                               4,692,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             163,669,000
TOTAL PREFERRED STOCKS                             476,000
TOTAL MUTUAL FUNDS                               4,692,000
TOTAL FMV                                      168,837,000